T. ROWE PRICE Retirement Balanced Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  429,253 4,078 13,170 90,457,720 429,674
New Income Fund  332,246 6,334 11,099 41,922,194 339,989
International Bond Fund (USD
Hedged)  114,479 7,410 3,787 14,158,310 120,346
Emerging Markets Bond Fund  79,035 1,607 2,385 8,640,296 80,614
High Yield Fund  75,997 1,696 2,106 12,997,204 77,593
Dynamic Global Bond Fund  78,182 1,720 2,599 9,962,342 76,710
U.S. Treasury Long-Term Index
Fund  66,445 970 2,671 9,024,544 69,669
Dynamic Credit Fund  29,985 721 1,040 3,375,814 29,910
Floating Rate Fund  28,856 725 5,416 2,610,728 24,254
Total Bond Mutual Funds (Cost $1,335,621) 1,248,759
EQUITY MUTUAL FUNDS 41.0%
T. Rowe Price Funds:
Value Fund  131,283 522 4,357 2,696,133 133,728
Growth Stock Fund  121,699 480 8,580 1,128,022 119,221
Hedged Equity Fund  90,729 362 4,768 7,306,960 91,191
U.S. Large-Cap Core Fund  85,906 345 1,810 2,027,734 88,348
Equity Index 500 Fund  66,853 6,926 1,880 513,314 76,402
Overseas Stock Fund  65,708 256 1,877 4,756,757 66,309
International Value Equity Fund  62,604 246 1,318 3,441,203 63,937
Real Assets Fund  58,333 994 1,516 3,916,484 59,922
International Stock Fund  55,873 228 1,881 2,700,689 57,282
Mid-Cap Growth Fund  32,205 124 1,474 292,316 32,079
Mid-Cap Value Fund  30,105 113 1,434 828,649 29,873
Emerging Markets Discovery Stock
Fund  22,107 92 647 1,553,105 22,349
Emerging Markets Stock Fund  18,898 83 511 546,942 19,154
Small-Cap Value Fund  17,570 68 373 323,126 18,557
Small-Cap Stock Fund  17,445 61 478 283,660 18,012
New Horizons Fund (2) 13,143 55 303 231,264 13,545
Total Equity Mutual Funds (Cost $589,941) 909,909
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  218 7,800 7,799 2,205 221
Total Other Mutual Funds (Cost $218) 221

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 51,547 16,718 11,535 56,729,556 56,730
Total Short-Term Investments (Cost $56,730) 56,730
Total Investments in Securities 100.0%
(Cost $1,982,510) $ 2,215,619
Other Assets Less Liabilities (0.0)% (921)
Net Assets 100.0% $ 2,214,698
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (9) $ 244 $ 575
Dynamic Global Bond Fund  (212) (593) 1,131
Emerging Markets Bond Fund  (205) 2,357 1,297
Emerging Markets Discovery Stock Fund  (13) 797 —
Emerging Markets Stock Fund  60 684 —
Equity Index 500 Fund  495 4,503 238
Floating Rate Fund  (133) 89 627
Growth Stock Fund  2,600 5,622 —
Hedged Equity Fund  856 4,868 —
High Yield Fund  (64) 2,006 1,406
International Bond Fund (USD Hedged)  (206) 2,244 1,121
International Stock Fund  484 3,062 —
International Value Equity Fund  423 2,405 —
Limited Duration Inflation Focused Bond Fund  (447) 9,513 723
Mid-Cap Growth Fund  250 1,224 —
Mid-Cap Value Fund  358 1,089 —
New Horizons Fund  86 650 —
New Income Fund  (1,188) 12,508 4,175
Overseas Stock Fund  676 2,222 —
Real Assets Fund  200 2,111 —
Small-Cap Stock Fund  206 984 —
Small-Cap Value Fund  105 1,292 —
Transition Fund  (29) 2 —
U.S. Large-Cap Core Fund  621 3,907 —
U.S. Treasury Long-Term Index Fund  (666) 4,925 686
Value Fund  819 6,280 —
U.S. Treasury Money Fund, 5.36% — — 736
Totals $ 5,067# $ 74,995 $ 12,715+

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12,715 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F145-054Q1 08/24